CAPITAL STOCK AND RESERVES - Share-based payments (Details)		12 Months Ended
	Jun. 01, 2022 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
QuestEx
Share-based payments
Acquisition of QuestEx Gold & Copper Ltd. (shares)	1,058,597
Stock options
Share-based payments
Maximum term of options		5 years
Number of shares granted		485,151	399,306
Issued/granted (in dollars per share) | $ / shares		$ 6.80	$ 8.61
Exercise price (in dollars per share) | $ / shares		$ 10.48
RSU
Share-based payments
Number of shares granted		607,750	1,836,766